Notes Payable (Tables)	12 Months Ended
Dec. 31, 2015
Notes Payable [Abstract]
Schedule of Notes Payable
Issuing bank	December 31, 2015		December 31, 2014
	RMB	US$	RMB
SPD Bank	85,780	13,242	95,539
	85,780	13,242	95,539